                           THE METLIFE INVESTORS USA VARIABLE ANNUITY CONTRACTS

                                                                 ISSUED THROUGH

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                             BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY

  This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through MetLife Investors
 USA Separate Account A ("Separate Account") by MetLife Investors USA Insurance
  Company ("MetLife Investors USA") (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans"). The Contracts are not currently offered for sale.

  You decide how to allocate your money among the available investment choices.
    You may choose to allocate your payments to the General Account (except for Imprint Contracts), which is a fixed account (not described in this Prospectus)
    that offers an interest rate guaranteed by MetLife Investors USA, or to the
     Separate Account. The Separate Account, in turn, invests in the underlying mutual funds (the "Funds"). CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE
WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR
                                                                      CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES):
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):
   VIP Contrafund(R) Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio
   VIP Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A):
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A):
   BlackRock Money Market Portfolio
     (formerly State Street Research Money Market Portfolio)
   FI International Stock Portfolio
   FI Mid Cap Opportunities Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio

You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits;
..  are not FDIC insured;
..  are not insured by any federal government agency;
.. are not guaranteed by any bank or credit union; and .. may be subject to loss of principal.

If you would like more information about the Contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2005. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 45 of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660-7901
Phone: (800) 343-8496

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005

                             TABLE OF CONTENTS PAGE

                   GLOSSARY..............................  3

                   SUMMARY OF THE CONTRACTS..............  5

                   FEE TABLES AND EXAMPLES...............  8

                   FINANCIAL AND PERFORMANCE
                   INFORMATION........................... 11

                   DESCRIPTION OF THE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE
                   ACCOUNT, THE FUNDS AND SERVICE
                   PROVIDERS............................. 12
                      The Insurance Company.............. 12
                      The General Account................ 12
                      The Separate Account............... 13
                      The Funds.......................... 14
                      Distributor........................ 17
                      Selling Firms...................... 18
                      Servicing Agent.................... 18

                   CONTRACT CHARGES...................... 19
                      Premium and Other Taxes............ 19
                      Surrender Charge................... 19
                      Administration Fees................ 21
                      Mortality and Expense Risk Charge.. 21
                      Fund Expenses...................... 21
                      Federal, State and Local Taxes..... 21
                      Free Look Period................... 22

                   DESCRIPTION OF THE CONTRACTS.......... 23
                      Assignment......................... 23
                      Purchase Payments.................. 23
                      Transfers.......................... 23
                      Market Timing...................... 24
                      Dollar Cost Averaging.............. 26
                      Reallocation Election.............. 27
                      Modification of the Contracts...... 27

             ACCUMULATION PERIOD.............................. 29
                Crediting Accumulation Units in the
                 Separate Account............................. 29
                Surrender from the Separate Account........... 29
                Account Statements............................ 30

             ANNUITY BENEFITS................................. 31
                Variable Annuity Payments..................... 31
                Election of Annuity Date and Form of Annuity.. 31
                Frequency of Payment.......................... 33
                Level Payments Varying Annually............... 33
                Annuity Unit Values........................... 34

             DEATH BENEFITS................................... 35
                Death Before the Annuity Date................. 35
                Death After the Annuity Date.................. 36

             FEDERAL INCOME TAX STATUS........................ 37
                Taxation of Non-Qualified Contracts........... 37
                Taxation of Qualified Contracts............... 39
                Foreign Tax Credits........................... 42
                Federal Estate Taxes.......................... 42
                Generation-Skipping Transfer Tax.............. 42
                Possible Tax Law Changes...................... 43

             VOTING RIGHTS.................................... 44

             LEGAL PROCEEDINGS................................ 45

             ADDITIONAL INFORMATION........................... 45

             TABLE OF CONTENTS OF THE STATEMENT OF
             ADDITIONAL INFORMATION........................... 45

                      APPENDIX A
                      CONDENSED FINANCIAL INFORMATION A-1

                      APPENDIX B
                      FUNDS AVAILABLE WITH YOUR
                        CONTRACT..................... B-1

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - An investment rate selected by the Annuitant for use in calculating the Variable Annuity payments. The assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT - The agreement between you and MetLife Investors USA covering your rights.

CONTRACT DATE - The date your Contract was issued to you.

CONTRACT VALUE - The sum of your interests in the Separate Account Series and the General Account less any prior withdrawals and/or amounts applied to Annuity options. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract.

CONTRACT YEAR - A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER - You, the person who has title to the Contract.

PURCHASE PAYMENT - The amounts paid by you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.
VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS
THE CONTRACTS

MetLife Investors USA is not currently offering the Contracts for sale. Previously the Contracts were offered to:

..   Qualified Plans such as:
     [SIDEBAR: Please see the section "Federal Income Tax Status" for more information.]

   .  Section 403(b) tax-sheltered annuities;

   .  Section 457 deferred compensation plans;

   .  Section 401 pension and profit sharing plans;

   .  individual retirement annuities;

   .  traditional Individual Retirement Accounts ("IRAs");

   .  Roth IRAs;

..  Plans that do not qualify for special tax treatment (Non-qualified
   Contracts); and

..  Individuals seeking to accumulate money for retirement.

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. You can buy a Contract for $1,000 and add as little as $100 at any time (for IRAs, the minimum is $500 for an initial Purchase Payment and $100 for each additional payment or such other amount as required by federal tax law). There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Contract Value. You can transfer amounts allocated to the Separate Account:
            [SIDEBAR: Please see "Transfers" for more information.]

.. between any of the Funds, at any time and as many times as you choose. (See, however, "Description of the Contracts - Market Timing.")

.. to the General Account at any time before the amount has been applied to a variable annuity option

You can transfer amounts allocated to the General Account:

..  to the Separate Account only to be applied to a Variable Annuity option

[SIDEBAR: Please see "The Separate Account" on page 15 and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of the Series, each of which invests in one of the Funds.

        [SIDEBAR: Please see "Contract Charges" for more information.] CHARGES AND DEDUCTIONS

The following fees and expenses apply to your Contract:

     Fee or Expense                                          Amount of Fee
     ---------------------------------------------------- ----------------
     DAILY DEDUCTIONS

     . Administration fee (deducted from your interest in          .00041%
       the Separate Account)                              (0.15% per year)

     . Mortality and Expense Risks fee                            .003425%
                                                          (1.25% per year)

SURRENDER CHARGE
   (CONTINGENT DEFERRED SALES CHARGE)

             .  Deducted if you                    7% of Purchase
                request a full or             Payment and amounts
                partial surrender of         credited to it. This
                Purchase Payments from   charge decreases 1% each
                the Separate Account               year after the
                within seven years      Purchase Payment is made.
                after the Purchase
                Payment is made

   As described later in this Prospectus, this charge will not apply to:

..   the first surrender in any year of up to 10% of your interest in the
    Separate Account and 10% of your interest in the General Account; or

..   surrenders made if you are confined to a hospital for at least 30 consecutive days or to a skilled nursing home for at least 90 consecutive days.

    Fee or Expense                                             Amount of Fee
    ---------------------------------------------------------- -------------
    PREMIUM TAXES

    . Payable to a state or government agency with respect       0% - 3.5%
      to your Contract. It may be deducted on or after the
      date the tax is incurred. Currently, MetLife Investors
      USA deducts these taxes upon annuitization.

        [SIDEBAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your Contract within 20 days after you receive it (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

  [SIDEBAR: Please see "Surrender Charge" and "Federal Income Tax Status" for
                              more information.]

SURRENDER

You may surrender all or part of your Contract Value before the Annuity Date. You may not make a partial surrender if it would cause your interest in any Series or the General Account to fall below $500.

However, if you are surrendering the entire amount allocated to a Series, these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

         [SIDEBAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

One of the insurance guarantees we provide you under your Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:

..  the total of all Purchase Payments less any partial surrenders; or

..  the Contract Value at settlement; or

.. if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following fifth anniversary (certain Contracts will not contain this feature).

Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our administrative office.

 [SIDEBAR: Please see "Description of the Contracts - Market Timing" for more information.]

MARKET TIMING

MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Owners or the Funds. Upon detection of this transfer activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE
 SURRENDER CHARGE (DEFERRED
 SALES CHARGE) (Note 1)  7%
 (as a percentage of amounts accumulated with respect to the Purchase
 Payment, including earnings or losses credited to the purchase payment)
--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See "Expenses - Surrender Charge.")

Surrender Charge (Deferred Sales Charge) (as a percentage of amounts accumulated with respect to a purchase payment)

                       Years Since
                     Purchase Payment
                       Was Received                Percentage
                     ----------------            ------------
                             less than 1              7%
                             1 but not 2              6%
                             2 but not 3              5%
                             3 but not 4              4%
                             4 but not 5              3%
                             5 but not 6              2%
                             6 but not 7              1%
                             7 or more                0%

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.
--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

                 Mortality and Expense Charge            1.25%
                 Administration Charge                   0.15%
                                                         -----
                 Total Separate Account Annual Expenses* 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

                 Total Annual Fund              Minimum Maximum
                 Operating Expenses               0.29%   1.14%
                 (expenses that are
                 deducted from Fund
                 assets, including
                 management fees, 12b-1 Service
                 fees, and other expenses)

--------------------------------------------------------------------------------

* Total Separate Account Annual Expenses are currently 1.15% for Strive
  Contracts.

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.

-----------------------------------------------------------------------------------------------------------------
                                                                                                           NET
                                                                                    TOTAL   CONTRACTUAL   TOTAL
                                                                                   ANNUAL     EXPENSE    ANNUAL
                                            MANAGEMENT 12B-1/SERVICE    OTHER     PORTFOLIO   SUBSIDY   PORTFOLIO
                                               FEES        FEES      EXPENSES (1) EXPENSES  OR DEFERRAL EXPENSES
-----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (SERIES I SHARES)
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            0.61%        0.00%        0.30%       0.91%      0.00%      0.91%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund            0.74%        0.00%        0.40%       1.14%      0.00%      1.14%
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
  (INITIAL CLASS)
-----------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   0.57%        0.00%        0.11%       0.68%      0.00%      0.68%
-----------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                   0.47%        0.00%        0.11%       0.58%      0.00%      0.58%
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          0.58%        0.00%        0.10%       0.68%      0.00%      0.68%
-----------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio                    0.20%        0.00%        0.09%       0.29%      0.00%      0.29%
-----------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio                        0.72%        0.00%        0.19%       0.91%      0.00%      0.91%
-----------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A)
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio          0.52%        0.00%        0.06%       0.58%      0.00%      0.58%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
  Portfolio (1)                               0.52%        0.00%        0.05%       0.57%      0.00%      0.57%
-----------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio (1)   0.77%        0.00%        0.29%       1.06%      0.06%      1.00%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
  Portfolio (2)                               0.60%        0.00%        0.09%       0.69%      0.00%      0.69%
-----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                  0.50%        0.00%        0.07%       0.57%      0.00%      0.57%
-----------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
  (CLASS A)
-----------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio              0.35%        0.07%        0.00%       0.42%      0.01%      0.41%
-----------------------------------------------------------------------------------------------------------------
FI International Stock Portfolio              0.86%        0.00%        0.22%       1.08%      0.00%      1.08%
-----------------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio            0.68%        0.00%        0.07%       0.75%      0.00%      0.75%
-----------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio                     0.65%        0.00%        0.06%       0.71%      0.00%      0.71%
-----------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio                 0.25%        0.00%        0.05%       0.30%      0.01%      0.29%
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio                 0.50%        0.00%        0.14%       0.64%      0.00%      0.64%
-----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio               0.25%        0.00%        0.12%       0.37%      0.01%      0.36%
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio      0.52%        0.00%        0.08%       0.60%      0.00%      0.60%
-----------------------------------------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the Funds. Each of these arrangements terminates on April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers of portfolio expenses. The amount repaid was: 0.01% for the Lord Abbett Growth and Income Portfolio and 0.12% for the MFS Research International Portfolio.

(2) Due to an expense waiver not shown in the table, actual Net Total Annual Portfolio Expenses for the Oppenheimer Capital Appreciation Portfolio were 0.68% for the year ended December 31, 2004.
EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:*

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
              (a) $966.99               (a) $1,299.35               (a) $1,657.21               (a) $2,871.58
              (b) $894.80               (b) $1,081.82               (b) $1,293.24               (b) $2,139.00

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
              (a) $256.99                 (a) $789.35               (a) $1,347.21               (a) $2,861.58
              (b) $184.80                 (b) $571.82               (b) $  983.24               (b) $2,129.00

The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

* The costs shown include the surrender charge, which does not apply to Imprint Contracts, and are based on Total Separate Account Annual Expenses of 1.40%.

FINANCIAL AND PERFORMANCE INFORMATION

  [SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]
PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT,
THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account (except for Imprint Contracts) when you make Purchase Payments or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits - Level Payments Varying Annually).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Each Series invests in the shares of only one of the Funds.

THE FUNDS


The following Funds are offered as investment options under the Contracts. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully. Copies of these prospectuses will accompany or precede the delivery of your Contract. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

Your investment choices are:

Fund                                            Investment Objective                         Investment Adviser
                                                                                               And Subadviser
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            The Fund seeks growth of capital.                            AIM Advisors, Inc.
  Appreciation Fund
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International      The Fund seeks to provide long-term growth of capital.       AIM Advisors, Inc.
  Growth Fund
--------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio The Portfolio seeks long-term capital appreciation.          Fidelity Management and
                                                                                         Research Company
                                                                                         ("Fidelity"); FMR Co.
                                                                                         (subadviser)
--------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio The Portfolio seeks reasonable income by investing           Fidelity; FMR Co.
                            primarily in income-producing equity securities. In          (subadviser)
                            choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.
--------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio        The Portfolio seeks capital appreciation.                    Fidelity; FMR Co.
                                                                                         (subadviser)
--------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio  The Portfolio seeks as high a level of current income as is  Fidelity; FMR Co.
                            consistent with the preservation of capital and liquidity    (subadviser)
                            by investing in money market instruments.
--------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio      The Portfolio seeks long-term growth of capital.             Fidelity; FMR Co.
                                                                                         (subadviser)
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond            The Lord Abbett Bond Debenture Portfolio seeks high          Met Investors Advisory LLC
  Debenture Portfolio       current income and the opportunity for capital               ("Met Advisory"); Lord,
                            appreciation to produce a high total return.                 Abbett & Co. LLC ("Lord
                                                                                         Abbett") (subadviser)
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and      The Portfolio seeks long-term growth of capital and          Met Advisory; Lord Abbett
  Income Portfolio          income without excessive fluctuation in market value.        (subadviser)
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research             The Portfolio seeks capital appreciation.                    Met Advisory; Massachusetts
  International Portfolio                                                                Financial Services Company
                                                                                         (subadviser)
--------------------------------------------------------------------------------------------------------------------

Fund                                             Investment Objective                       Investment Adviser
                                                                                              And Subadviser
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital             The Portfolio seeks capital appreciation.               Met Advisory;
  Appreciation Portfolio                                                                OppenheimerFunds, Inc.
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio    The Portfolio seeks maximum total return, consistent    Met Advisory; Pacific
                                with the preservation of capital and prudent investment Investment Management
                                management.                                             Company LLC (subadviser)
-------------------------------------------------------------------------------------------------------------------
BlackRock Money Market          The Portfolio seeks a high level of current income      MetLife Advisers, LLC
  Portfolio                     consistent with preservation of capital.                ("MetLife Advisers");
                                                                                        BlackRock Advisors, Inc.
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
FI International Stock          The Portfolio seeks long-term growth of capital.        MetLife Advisers; Fidelity
  Portfolio                                                                             (subadviser)
-------------------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities        The Portfolio seeks long-term growth of capital.        MetLife Advisers; Fidelity
  Portfolio                                                                             (subadviser)
-------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio       The Portfolio seeks long-term growth of capital.        MetLife Advisers; Jennison
                                                                                        Associates LLC (subadviser)
-------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio   The Portfolio seeks to equal the performance of the     MetLife Advisers;
                                Standard & Poors 500 Composite Stock Price Index.       Metropolitan Life Insurance
                                                                                        Company ("Metropolitan
                                                                                        Life") (subadviser)
-------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio   The Portfolio seeks a favorable total return through    MetLife Advisers;
                                investment in a diversified portfolio.                  Massachusetts Financial
                                                                                        Services Company ("MFS")
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio The Portfolio seeks to equal the return of the Russell  MetLife Advisers;
                                2000 Index. Although the Portfolio tries to mirror the  Metropolitan Life performance of the Russell 2000 Index, its performance  (subadviser)
                                will not exactly match the index because the Portfolio
                                incurs operating expenses. The Russell 2000 Index is an
                                unmanaged group of common stocks, and therefore does
                                not have these expenses.
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap         The Portfolio seeks long-term capital growth.           MetLife Advisers; T. Rowe
  Growth Portfolio                                                                      Price Associates, Inc.
                                                                                        ("T. Rowe Price")
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------

  [SIDEBAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available fund.] Each Series buys and sells shares of the corresponding Fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

[SIDEBAR: The Funds are more fully described in the Fund prospectuses and their
                    Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to the Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Contract Owners.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers
LLC) or subadviser of a Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.30%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.

We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Fund. We may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Funds based on recommendations made by selling firms through which the Contract is sold. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners. We do not provide investment advice and do not recommend or endorse any particular Fund.



DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, California 92660, for the distribution of the Contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the Contracts. We pay compensation to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is 5.40% of Purchase Payments. We also pay commissions when an Owner elects to begin receiving regular income payments (referred to as Annuity payments). (See "Annuity Benefits - Variable Annuity Payments.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provides MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, record keeping, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES
MetLife Investors USA deducts the charges described below. MetLife Investors USA may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested. These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, Contract Value, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.

[SIDEBAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

SURRENDER CHARGE

No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Contract Value. In the first partial surrender in each Contract year, you can withdraw up to 10% of your Contract Value in the General Account and 10% of the Contract Value in the Separate Account free of surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:

                           Number of Years       Surrender
                     Since Purchase Payment Date  Charge
                     --------------------------- ---------
                       Less than 1 year              7%
                       1 year but less than 2        6%
                       2 years but less than 3       5%
                       3 years but less than 4       4%
                       4 years but less than 5       3%
                       5 years but less than 6       2%
                       6 years but less than 7       1%
                       7 years or more               0%


The surrender charge does not apply to Imprint Contracts.

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 7% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

EXAMPLE OF APPLICATION OF SURRENDER CHARGE. Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000). Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

..  On transfers made within your Contract;

..  On surrenders of Purchase Payments you made over seven years ago;

.. If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;

..  If you surrender no more than 10% of your account balance in any Contract
   Year;

.. If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the surrender must be in a lump sum and must be requested within 60 days after termination of confinement); and

..  When you are an officer, director or full time employee of MetLife Investors
   USA or its affiliates, if the purchase of the Contract is for personal investment purposes only.

ADMINISTRATION FEES

An administration fee of .00041% (0.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:

..  the cost of Contract issuance;

..  rent;

..  stationery and postage;

..  telephone and travel expenses;

..  salaries;

..  legal, administrative, actuarial and accounting fees;

..  periodic reports; and

..  office equipment, and custodial expenses.

  [SIDEBAR: Please note that deductions are made and expenses paid out of the underlying Fund's assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to .003425% (1.25% per year). If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts. MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of various Funds which are described in the fee table in this prospectus and the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.


A Fund may assess a redemption fee up to 2% on Series assets that are redeemed out of a Fund in connection with a surrender or transfer. Each Fund determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund and is not retained by MetLife Investors USA. The redemption fee will be deducted from your Contract Value. For more information on each Fund's redemption fee, see the Fund prospectus.


FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FREE LOOK PERIOD

You may cancel your Contract within a certain time period. This is known as a "free look." Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Contract is mailed to MetLife Investors USA, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA. The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Contract Value. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

MetLife Investors USA will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must be at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100, or such other amount as required by applicable federal tax laws. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units from one Series to another or from a Series or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of a Series, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone or other means, you will be required to complete an authorization on the Contract application or on another form that MetLife Investors USA will require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone and computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Transfer requests will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trade on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time with no charge. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING

Frequent requests from Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the AIM International Growth Fund and the Fidelity VIP Overseas, Lord Abbett Bond Debenture, MFS(R) Research International, FI International Stock, Russell 2000(R) Index and T. Rowe Price Small Cap Growth Portfolios) and we monitor transfer activity in those Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. Your Contract Value will not be affected by any gain or loss due to the transfer and your Contract Value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Owner to engage in market timing. We apply our policies and procedures without exception, waiver or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Owners and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds.

In addition, Owners and other persons with interests in the Contracts should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the Funds (and thus Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Owner). You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the BlackRock Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)

ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA PROGRAM")

From time to time, MetLife Investors USA may credit increased interest rates to you under programs established at no additional charge at

MetLife Investors USA's discretion. If you are a new Contract owner, you may enroll in MetLife Investors USA's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by MetLife Investors USA. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..  death benefits;

..  deductions from Purchase Payments;

..  deductions from Contract Values for transaction charges

.. deductions from the Separate Account for mortality and expense risk and administrative fees; and

..  guaranteed rates with respect to fixed benefits.

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. Any changes must be made in writing. Any changes must comply with the state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

.. with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

.. with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

.. to the extent necessary to conform the Contract to any federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660
1 (800) 848-3854

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

ACCUMULATION PERIOD

[SIDEBAR: The NET INVESTMENT FACTOR is an index of the percentage change (adjusted for distributions by the Fund and the deduction of mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003425%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Income Tax Status". You should consult your tax adviser before making a withdrawal. The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $500. However, if you are surrendering the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request. MetLife Investors USA may suspend surrenders when:

.. The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays;

..  The SEC permits the suspension of withdrawals; or

.. The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Payments of full or partial surrenders from the General Account may be deferred for a period of not more than six months from the date written request is received. Interest will continue to be credited during the deferral period. The interest rate(s) will be the same as if the surrender had not been requested. A partial surrender less than or equal to the free withdrawal amount is not subject to deferral.

ACCOUNT STATEMENTS
You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

.. the number of Accumulation Units that are credited to your Contract in each Series

..  the current Accumulation Unit value for each Series

..  your Contract Value as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..  the Contract anniversary nearest to the Annuitant's 85th birthday, or

..  the 10th anniversary of the Contract Date. You may select an optional
   Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

   [SIDEBAR: There are three people who are involved in payments under your
                                   Annuity:
                                you, the Owner
                                 the Annuitant
                                the Beneficiary
             The Owner and the Annuitant may be the same person.]
FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 - LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, MetLife Investors USA guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..  the mortality table specified in the Contract;

..  the age and where permitted the sex of the Annuitant;

..  the type of Annuity payment option selected; and

..  the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

..  the number of years in the payment period, and

..  the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

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

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..  First, MetLife Investors USA determines the change in investment experience
   (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

..  Next, it subtracts the daily equivalent of your insurance-related charge
   (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

.. Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

..  Finally, the previous annuity unit value is multiplied by this result.

DEATH BENEFITS


SIDEBAR: If you own a joint Contract with another person or persons, the death of either you or your co-owner will constitute the death of the Owner for
                              Contract purposes.]
DEATH BEFORE THE ANNUITY DATE

If you chose another person other than yourself as the Annuitant under your Contract and the Annuitant dies, you become the Annuitant. If you die before the Annuity Date, whether or not you are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:

.. the total of all Purchase Payments less any partial withdrawals, including amounts already applied to produce Annuity payments;

..  the Contract Value of settlement; or

.. in the event the Contract is issued to you (or you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.) Certain Contracts will not provide for this third alternative - please review your Contract.

   Your Beneficiary(ies) receive the death benefit as either:

  (1) A lump sum that must be made within five (5) years of your death, or

  (2) Annuity income under Annuity Income Options One, Two or Five described in
      Article 7 of the Contract.

   If your Beneficiary(ies) chooses one of the Annuity income options:

   . Payments must begin within one year of your death (However, if your spouse is the sole designated Beneficiary under a Qualified Contract, your spouse may delay commencement of payments up to the date that you would have reached 70 1/2.)

   . The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

   . The Contract Value on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Owner rather than to take the death benefit.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..  Your Beneficiary(ies) and you die at the same time.

.. Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due proof of your death is received by MetLife Investors USA.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..  have all the remaining rights and powers under a Contract, and

..  be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

FEDERAL INCOME TAX STATUS

FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a "Qualified Contract". The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the Contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract".

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the

"investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. Under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

In general, the amount of each payment under a Variable Annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Variable Annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax advisor as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the Contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the Contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SECTION 457(B) PLANS. An eligible 457 Plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) Plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the Contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of a Variable Annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Variable Annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a Variable Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS

MetLife Investors USA like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the Contracts.

ADDITIONAL INFORMATION


You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2005, which provides more detailed information about the Contracts, may also be obtained. The table of contents for the Statement of Additional Information is listed below.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.



TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   The Insurance Company
   Net Investment Factor
   Annuity Payments
   Underwriters, Distribution of the Contracts
   Calculation of Performance Data
   Tax Status of the Contracts
   Voting Rights
   Safekeeping of Securities
   Servicing Agent
   Experts
   Legal Matters
   Regulation of MetLife Investors USA
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.

                                              AUV at   AUV at  Accum.
                                             Beginning End of Units End
                                             of Period Period of Period
         --------------------------------------------------------------
         MIST - JPM QUALITY BOND - CLASS A
            07/31/1989    to    07/31/1990      5.77    5.90    165,670
            07/31/1990    to    07/31/1991      5.90    6.27    196,869
            07/31/1991    to    07/31/1992      6.27    7.07    200,717
            07/31/1992    to    07/31/1993      7.07    7.66    273,039
            07/31/1993    to    12/31/1993      7.66    7.78    300,456
            01/01/1994    to    12/31/1994      7.78    7.42     87,668
            01/01/1995    to    12/31/1995      7.42    8.55    106,554
            01/01/1996    to    12/31/1996      8.55    8.68    170,250
            01/01/1997    to    12/31/1997      8.68    9.35    368,291
            01/01/1998    to    12/31/1998      9.35    9.91    885,623
            01/01/1999    to    12/31/1999      9.91    9.52  1,121,069
            01/01/2000    to    12/31/2000      9.52   10.26  1,033,278
            01/01/2001    to    12/31/2001     10.26   10.86  1,029,054
            01/01/2002    to    12/31/2002     10.86   11.66  1,044,513
            01/01/2003    to    12/31/2003     11.66   11.96    803,281
            01/01/2004    to    11/19/2004     11.96   12.27      3,511
         --------------------------------------------------------------
         MIST - LA GROWTH & INCOME - CLASS A
            07/31/1989    to    07/31/1990      6.69    6.26    548,763
            07/31/1990    to    07/31/1991      6.26    6.84    702,432
            07/31/1991    to    07/31/1992      6.84    7.70    947,360
            07/31/1992    to    07/31/1993      7.70    8.27  1,458,128
            07/31/1993    to    12/31/1993      8.27    8.70  1,681,080
            01/01/1994    to    12/31/1994      8.70    8.85    445,269
            01/01/1995    to    12/31/1995      8.85   11.46    538,113
            01/01/1996    to    12/31/1996     11.46   13.77    869,412
            01/01/1997    to    12/31/1997     13.77   17.28  1,765,484
            01/01/1998    to    12/31/1998     17.28   18.77  2,610,579
            01/01/1999    to    12/31/1999     18.77   20.15  2,960,147
            01/01/2000    to    12/31/2000     20.15   21.86  2,919,929
            01/01/2001    to    12/31/2001     21.86   21.56  2,708,416
            01/01/2002    to    12/31/2002     21.56   17.44  2,255,532
            01/01/2003    to    12/31/2003     17.44   22.54  1,950,704
            01/01/2004    to    12/31/2004     22.54   25.10  1,759,675
         --------------------------------------------------------------

                                                     AUV at   AUV at  Accum.
                                                    Beginning End of Units End
                                                    of Period Period of Period
  ----------------------------------------------------------------------------
  MIST - LORD ABBETT BOND DEBENTURE - CLASS A
     05/01/2002    to    12/31/2002                    4.73    4.65     23,392
     01/01/2003    to    12/31/2003                    4.65    5.48     70,675
     01/01/2004    to    12/31/2004                    5.48    5.86    108,877
  ----------------------------------------------------------------------------
  MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
     05/01/2004    to    12/31/2004                    9.63   10.24  1,786,011
  ----------------------------------------------------------------------------
  FIDELITY VIP II ASSET MANAGER
     07/31/1992    to    07/31/1993                    5.00    5.15     29,553
     07/31/1993    to    12/31/1993                    5.15    5.62    530,812
     01/01/1994    to    12/31/1994                    5.62    5.21  1,512,171
     01/01/1995    to    12/31/1995                    5.21    6.02  1,685,266
     01/01/1996    to    12/31/1996                    6.02    6.81  2,028,526
     01/01/1997    to    12/31/1997                    6.81    8.12  2,938,054
     01/01/1998    to    12/31/1998                    8.12    9.21  4,090,665
     01/01/1999    to    12/31/1999                    9.21   10.09  4,750,510
     01/01/2000    to    12/31/2000                   10.09    9.56  4,778,120
     01/01/2001    to    12/31/2001                    9.56    9.04  4,283,516
     01/01/2002    to    12/31/2002                    9.04    8.13  3,489,910
     01/01/2003    to    12/31/2003                    8.13    9.46  3,028,554
     01/01/2004    to    12/31/2004                    9.46    9.84  2,548,813
  ----------------------------------------------------------------------------
  FIDELITY VIP GROWTH (MET)
     07/31/1992    to    07/31/1993                    5.00    5.06     13,036
     07/31/1993    to    12/31/1993                    5.06    5.40    137,659
     01/01/1994    to    12/31/1994                    5.40    5.33    572,475
     01/01/1995    to    12/31/1995                    5.33    7.13  1,060,880
     01/01/1996    to    12/31/1996                    7.13    8.08  1,630,607
     01/01/1997    to    12/31/1997                    8.08    9.84  3,235,749
     01/01/1998    to    12/31/1998                    9.84   13.54  3,519,502
     01/01/1999    to    12/31/1999                   13.54   18.36  4,069,842
     01/01/2000    to    12/31/2000                   18.36   16.12  4,482,222
     01/01/2001    to    12/31/2001                   16.12   13.09  4,015,276
     01/01/2002    to    12/31/2002                   13.09    9.02  3,333,818
     01/01/2003    to    12/31/2003                    9.02   11.82  2,818,089
     01/01/2004    to    12/31/2004                   11.82   12.05  2,398,779
  ----------------------------------------------------------------------------
  FIDELITY VIP II INDEX 500
     07/31/1992    to    07/31/1993                    5.00    4.97      2,334
     07/31/1993    to    12/31/1993                    4.97    5.20     18,156
     01/01/1994    to    12/31/1994                    5.20    5.19     62,365
  ----------------------------------------------------------------------------

                                               AUV at   AUV at  Accum.
                                              Beginning End of Units End
                                              of Period Period of Period
        ----------------------------------------------------------------
        FIDELITY VIP II INDEX 500 (CONTINUED)
           01/01/1995    to    12/31/1995        5.19    7.04    193,815
           01/01/1996    to    12/31/1996        7.04    8.54    765,927
           01/01/1997    to    12/31/1997        8.54   11.19  2,158,776
           01/01/1998    to    12/31/1998       11.19   14.16  3,284,544
           01/01/1999    to    12/31/1999       14.16   16.83  4,254,649
           01/01/2000    to    12/31/2000       16.83   15.05  4,487,695
           01/01/2001    to    12/31/2001       15.05   13.04  4,050,157
           01/01/2002    to    12/31/2002       13.04   10.00  3,353,659
           01/01/2003    to    12/31/2003       10.00   12.66         13
           01/01/2004    to    12/31/2004       12.66   13.81        586
        ----------------------------------------------------------------
        FIDELITY VIP OVERSEAS
           07/31/1992    to    07/31/1993        5.00    5.12        491
           07/31/1993    to    12/31/1993        5.12    5.64     19,426
           01/01/1994    to    12/31/1994        5.64    5.67    190,222
           01/01/1995    to    12/31/1995        5.67    6.14    217,681
           01/01/1996    to    12/31/1996        6.14    6.86    352,179
           01/01/1997    to    12/31/1997        6.86    7.56    672,079
           01/01/1998    to    12/31/1998        7.56    8.40    820,339
           01/01/1999    to    12/31/1999        8.40   11.82    899,318
           01/01/2000    to    12/31/2000       11.82    9.43  1,080,859
           01/01/2001    to    12/31/2001        9.43    7.33    996,908
           01/01/2002    to    12/31/2002        7.33    5.76    827,854
           01/01/2003    to    12/31/2003        5.76    8.14    694,540
           01/01/2004    to    12/31/2004        8.14    9.12    593,052
        ----------------------------------------------------------------
        FIDELITY VIP MONEY MARKET
           01/01/1994    to    12/31/1994        5.00    5.16     56,980
           01/01/1995    to    12/31/1995        5.16    5.40    503,406
           01/01/1996    to    12/31/1996        5.40    5.62  1,289,197
           01/01/1997    to    12/31/1997        5.62    5.84  1,947,261
           01/01/1998    to    12/31/1998        5.84    6.08  2,213,838
           01/01/1999    to    12/31/1999        6.08    6.29  2,274,077
           01/01/2000    to    12/31/2000        6.29    6.58  1,653,605
           01/01/2001    to    12/31/2001        6.58    6.76  1,735,628
           01/01/2002    to    12/31/2002        6.76    6.78  1,298,983
           01/01/2003    to    12/31/2003        6.78    6.76    820,898
           01/01/2004    to    12/31/2004        6.76    6.74    600,113
        ----------------------------------------------------------------
        FIDELITY VIP EQUITY-INCOME
           01/01/1995    to    12/31/1995        5.00    6.13     82,578
           01/01/1996    to    12/31/1996        6.13    6.93    841,369
           01/01/1997    to    12/31/1997        6.93    8.76  1,995,080
        ----------------------------------------------------------------

                                                          AUV at             AUV at  Accum.
                                                         Beginning           End of Units End
                                                         of Period           Period of Period
       --------------------------------------------------------------------------------------
       FIDELITY VIP EQUITY-INCOME (CONTINUED)
          01/01/1998    to    12/31/1998                    8.76              9.64  3,081,496
          01/01/1999    to    12/31/1999                    9.64             10.11  3,611,711
          01/01/2000    to    12/31/2000                   10.11             10.81  3,523,619
          01/01/2001    to    12/31/2001                   10.81             10.13  3,242,873
          01/01/2002    to    12/31/2002                   10.13              8.30  2,727,566
          01/01/2003    to    12/31/2003                    8.30             10.67  2,369,870
          01/01/2004    to    12/31/2004                   10.67             11.73  2,015,346
       --------------------------------------------------------------------------------------
       FIDELITY VIP II CONTRAFUND
          01/01/1995    to    12/31/1995                    5.00              6.29    143,884
          01/01/1996    to    12/31/1996                    6.29              7.54    958,041
          01/01/1997    to    12/31/1997                    7.54              9.24  1,994,941
          01/01/1998    to    12/31/1998                    9.24             11.84  2,657,040
          01/01/1999    to    12/31/1999                   11.84             14.51  3,199,511
          01/01/2000    to    12/31/2000                   14.51             13.36  3,420,145
          01/01/2001    to    12/31/2001                   13.36             11.59  3,116,969
          01/01/2002    to    12/31/2002                   11.59             10.34  2,666,132
          01/01/2003    to    12/31/2003                   10.34             13.09  2,288,259
          01/01/2004    to    12/31/2004                   13.09             14.91  1,979,787
       --------------------------------------------------------------------------------------
       U.S. GOVERNMENT INCOME SERIES
          01/01/1995    to    12/31/1995                    5.00              5.43     19,715
       --------------------------------------------------------------------------------------
       SCUDDER SVS I INTERNATIONAL CLASS A (MIST MFS RESEARCH INTERNATIONAL)
          01/01/2000    to    12/31/2000                   12.69              9.80    111,129
          01/01/2001    to    12/31/2001                    9.80              6.68     94,459
          01/01/2002    to    12/31/2002                    6.68              5.38     76,437
          01/01/2003    to    12/31/2003                    5.38              6.77     63,784
          01/01/2004    to    12/31/2004                    6.77              7.78     52,737
       --------------------------------------------------------------------------------------
       MIST - PIMCO TOTAL RETURN - CLASS A
          01/01/2001    to    12/31/2001                    7.11              7.09  1,791,686
          01/01/2002    to    12/31/2002                    7.09              7.66  1,613,018
          01/01/2003    to    12/31/2003                    7.66              7.90  1,310,778
          01/01/2004    to    12/31/2004                    7.90              8.19  2,100,190
       --------------------------------------------------------------------------------------
       MIST - MET/PUTNAM RESEARCH - CLASS A
          01/01/2001    to    12/31/2001                    6.58              7.05  1,424,800
          01/01/2002    to    12/31/2002                    7.05              5.52  1,116,952
          01/01/2003    to    12/31/2003                    5.52              6.78    891,429
          01/01/2004    to    11/18/2004                    6.78              6.90      2,078
       --------------------------------------------------------------------------------------

                                                    AUV at   AUV at  Accum.
                                                   Beginning End of Units End
                                                   of Period Period of Period
  ---------------------------------------------------------------------------
  ALGER AMERICAN SMALL CAPITALIZATION FUND CLASS O
  (MET SERIES FUND T. ROWE PRICE SMALL CAP GROWTH)
     01/01/1995    to    12/31/1995                   5.00    6.54    160,410
     01/01/1996    to    12/31/1996                   6.54    6.73    971,829
     01/01/1997    to    12/31/1997                   6.73    7.40  2,151,445
     01/01/1998    to    12/31/1998                   7.40    8.43  2,197,128
     01/01/1999    to    12/31/1999                   8.43   11.93  2,180,116
     01/01/2000    to    12/31/2000                  11.93    8.56  2,258,099
     01/01/2001    to    12/31/2001                   8.56    5.95  2,037,424
     01/01/2002    to    12/31/2002                   5.95    4.33  1,730,520
     01/01/2003    to    12/31/2003                   4.33    6.08  1,470,579
     01/01/2004    to    12/31/2004                   6.08    6.98  1,240,855
  ---------------------------------------------------------------------------
  MSF - BLACKROCK MONEY MARKET - CLASS A
     05/01/2004    to    12/31/2004                  23.13   23.09      1,856
  ---------------------------------------------------------------------------
  MSF - MFS TOTAL RETURN - CLASS A
     05/01/2004    to    12/31/2004                  38.70   42.15      3,318
  ---------------------------------------------------------------------------
  MSF - MET/PUTNAM VOYAGER - CLASS A
     01/01/2000    to    12/31/2000                      -    3.54     86,274
     01/01/2001    to    12/31/2001                   3.54    2.42    190,680
     01/01/2002    to    12/31/2002                   2.42    1.69    192,732
     01/01/2003    to    12/31/2003                   1.69    2.10    199,325
     01/01/2004    to    12/31/2004                   2.10    2.18    183,002
  ---------------------------------------------------------------------------
  MSF - FI MID CAP OPPORTUNITIES - CLASS A
     01/01/2000    to    12/31/2000                      -    3.35    325,036
     01/01/2001    to    12/31/2001                   3.35    2.07    501,084
     01/01/2002    to    12/31/2002                   2.07    1.45    486,103
     01/01/2003    to    12/31/2003                   1.45    1.92    472,999
     01/01/2004    to    12/31/2004                   1.92    2.22    481,498
  ---------------------------------------------------------------------------
  MSF - RUSSELL 2000 INDEX - CLASS A
     01/01/2000    to    12/31/2000                      -    4.59     40,074
     01/01/2001    to    12/31/2001                   4.59    4.56     89,476
     01/01/2002    to    12/31/2002                   4.56    3.58    105,781
     01/01/2003    to    12/31/2003                   3.58    5.15    106,607
     01/01/2004    to    12/31/2004                   5.15    5.98    141,497
  ---------------------------------------------------------------------------
  MSF - LOOMIS SAYLES HIGH YIELD BOND
     01/01/2000    to    12/31/2000                      -    4.78      6,676
     01/01/2001    to    12/31/2001                   4.78    4.66     17,973
  ---------------------------------------------------------------------------

                                                   AUV at   AUV at  Accum.
                                                  Beginning End of Units End
                                                  of Period Period of Period
   -------------------------------------------------------------------------
   MSF - FI INTERNATIONAL STOCK - CLASS A
      01/01/2000    to    12/31/2000                    -    4.45     47,757
      01/01/2001    to    12/31/2001                 4.45    3.48     94,368
      01/01/2002    to    12/31/2002                 3.48    2.83     97,675
      01/01/2003    to    12/31/2003                 2.83    3.58    102,075
      01/01/2004    to    12/31/2004                 3.58    4.17    120,078
   -------------------------------------------------------------------------
   MSF - METLIFE STOCK INDEX - CLASS A
      05/01/2003    to    12/31/2003                29.21   35.45  1,015,817
      01/01/2004    to    12/31/2004                35.45   38.66    863,936
   -------------------------------------------------------------------------
   MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
      05/01/2004    to    12/31/2004                12.53   13.38      8,458
   -------------------------------------------------------------------------
   AIM VI CAPITAL APPRECIATION - SERIES 1
      09/14/1999    to    12/31/1999                 4.57    6.52      3,366
      01/01/2000    to    12/31/2000                 6.52    5.36    151,690
      01/01/2001    to    12/31/2001                 5.36    4.49    236,958
      01/01/2002    to    12/31/2002                 4.49    3.35    213,116
      01/01/2003    to    12/31/2003                 3.35    4.28    187,203
      01/01/2004    to    12/31/2004                 4.28    4.49    160,011
   -------------------------------------------------------------------------
   AIM VI INTERNATIONAL GROWTH - SERIES 1
      09/14/1999    to    12/31/1999                 4.57    6.99      4,827
      01/01/2000    to    12/31/2000                 6.99    5.00    156,400
      01/01/2001    to    12/31/2001                 5.00    3.97    189,032
      01/01/2002    to    12/31/2002                 3.97    3.30    168,593
      01/01/2003    to    12/31/2003                 3.30    4.20    157,713
      01/01/2004    to    12/31/2004                 4.20    5.14    149,241
   -------------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following Funds are no longer available for allocations of new purchase payments or transfers of account value: (a) Alger American Fund (Class O): Small Capitalization Portfolio (closed effective May 1, 2004); (b) Fidelity Variable Insurance Products (Initial Class): VIP Asset Manager Portfolio (closed effective May 1, 2004).

APPENDIX B
FUNDS AVAILABLE WITH YOUR CONTRACT
If you purchased the INVESTORS CHOICE ANNUITY, the following Funds are available:

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Contrafund(R) Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio
   VIP Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   FI International Stock Portfolio
   FI Mid Cap Opportunities Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the CAPITAL STRATEGIST ANNUITY, the following Funds are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Growth Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Money Market Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the IMPRINT ANNUITY, the following Funds are available:

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Contrafund(R) Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio
   VIP Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the STRIVE ANNUITY, the following Funds are available:

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Growth Portfolio
   VIP Money Market Portfolio
   VIP Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

                                      B-1